DERIVATIVE WARRANTS LIABILITIES	3 Months Ended
Mar. 31, 2024
Derivative Warrants Liabilities
DERIVATIVE WARRANTS LIABILITIES

NOTE 11 – DERIVATIVE WARRANTS LIABILITIES

a.	On December 21, 2023, the Company issued 2,884,616 warrants (15,182 warrants at an exercise price of US $98.8 post reverse split) in connection with its December 2023 Registered direct public offering (“December 2023 Warrants”). The warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions and also the exercise price of the warrant is not denominated in the functional currency of the Company, therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and revalued at the end of each reporting period.

On March 27, 2024, following the March 2024 Public offering, which included the offering of common shares at a price lower than the exercise price of the December 2023 Warrants, the exercise price of the December 2023 Warrants was reduced to US $1.3643, and each December 2023 Warrant became convertible into 72.42 common shares of the Company.

b.	On March 14, 2024, the Company issued 134,166,665 Series A Warrants (706,140 A warrants post reverse split) and 268,333,330 Series B Warrants (1,412,280 B warrants post reverse split) in connection with its March 2024 public offering (“March 2024 A Warrants and B Warrants”). The warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions and also the exercise price of the warrant is not denominated in the functional currency of the Company, therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and revalued at the end of each reporting period.

On March 27, 2024, following the 1:190 reverse stock split, the exercise price of the March 2024 A Warrants and B Warrants was reduced to $1.3643, and each B warrant became convertible into 14.21 common shares of the Company.

c.	During the period ended March 31, 2024, the Company recorded a loss on the revaluation of the total derivative liabilities of $28,977,934, in the consolidated statements of Operations and Comprehensive Loss.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 11 – DERIVATIVE WARRANTS LIABILITIES (continued)

d.	The Company engaged an outside valuation company to calculate the fair value of the derivative warrants based on the Monte Carlo Simulation model with the following assumptions:

March 31, 2024
Share Price	US $ 1.4
Exercise Price	US $ Nil- 0.35
Expected life	2.45- 4.95 years
Risk-free interest rate	4.23%
Dividend yield	0.00%
Expected volatility	80%
Early exercise threshold	US $ 2.05

The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2023	$958,146
Issuance of March 2024 warrants	35,921,315
Changes in fair value of warrants	507,165
Balance as of March 31, 2024	$37,386,626